Commitments and Contingencies (Details) - USD ($)				1 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2020	Oct. 11, 2019	Jan. 04, 2018	Oct. 28, 2021	Sep. 23, 2021	Jul. 21, 2021	Jun. 25, 2021	May 19, 2021	Apr. 30, 2021	Feb. 23, 2021	Oct. 28, 2020	Jun. 30, 2021	Sep. 30, 2021	Oct. 05, 2021	Feb. 09, 2021
Commitments and Contingencies (Details) [Line Items]
Other commitments, description		The complaint alleges, among other things, (i) the occurrence of events of default in certain notes (the “Power Up Notes”) issued by the Company to Power Up, (ii) misrepresentations by the Company including, but not limited to, with respect to the Company’s obligation to timely file its required reports with the SEC and (iii) lost profits as a result of the Company’s failure to convert the Power Up Notes in accordance with the terms thereof. In addition, the complaint alleges, among other things, that Mr. Dietrich took affirmative steps to deliberately cause the Company to breach its financial obligations. As a result of the foregoing, Power Up has requested: (i) the greater of $312,000 and the “parity value” as such term is defined in the Power Up Notes together with $2,000 per day until the Company issues shares upon conversion of the Power Up Notes together with applicable interest thereon; (ii) $165,000 as a result of the misrepresentations; (iii) an amount of lost profits to be determined by the court, but in no event less than $312,000; (iv) $312,000 as against Mr. Dietrich; (v) an award for reasonable legal fees and costs of litigation; (vi) a judgment awarding specific performance under the Power Up Notes; and (vii) the costs and disbursement of the action, pre-judgment interest, default interest and such other further relief as the court deems proper.
Outstanding legal fees							$ 459,251
Settlement amount									$ 150,000
Resolution agreement amount					$ 459,250.88
Resolution agreement, description					Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023.
Arbitration, description												The Demand alleges breach of contract and various related state law claims against the defendants, and sought, inter alia, specific performance of the subject warrant, damages in an amount not less than $12 million, equitable relief, and attorney’s fees for the Company’s alleged failure to reserve more than 150 million shares of common stock that Iroquois is allegedly entitled to in connection with the exercise of a certain warrant issued by the Company on July 21, 2017, and subsequently purchased by Iroquois from an unrelated third party.
Costs and expenses						$ 12,000,000
Issued shares in amount													$ 1,000,000
Commitments settlement amount (in Dollars per share)													$ 0.001
Common stock par value (in Dollars per share)													$ 0.001
Common stock in percentage													9.99%
Administrative amount														$ 1,000,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Granted amount															$ 350,551.1
Sheppard Mullin’s [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding legal fees	$ 487,390.73
Unpaid legal fees disbursements and interest							$ 459,251
Rother Investments, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitments, description											Rother Investments seeks to collect the amount of $124,750 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate.
Travis Trawick [Member]
Commitments and Contingencies (Details) [Line Items]
Other fees								$ 144,950
Business Acquisition [Member]
Commitments and Contingencies (Details) [Line Items]
Total amount of consideration										$ 350,551.1
Sheppard Mullin’s [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding legal fees			$ 487,390.73
Rother Investments, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitments, description											Rother Investments seeks to collect the amount of $124,750.00 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000.00 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate.
Travis Trawick [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Other fees				$ 130,336.15
Series Z Preferred Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Shares, issued (in Shares)													250